Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Multi-Sector Municipal Income ETF
FIRST QUARTER REPORT
January 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds   98.7%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.5%
Health Care Authority of The City of
Huntsville (The), Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 398,825
5.000%, 06/01/38 525,000 561,842
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 520,930
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 239,498
4.000%, 09/01/36 525,000 525,109
Total Alabama 2,246,204
Arizona 1.5%
Arizona Industrial Development Authority
Revenue Bonds
6.000%, 07/01/47
(a)
330,000 335,777
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,556,337
Maricopa County Industrial Development
Authority
Revenue Bonds
4.000% 01/01/38, Series A 1,720,000 1,710,459
5.000% 12/01/45, Series D 725,000 765,841
4.000% 10/15/47
(a)
1,000,000 881,393
Maricopa County Special Health Care
District
Series D
5.000%, 07/01/32 875,000 968,422
Sierra Vista Industrial Development
Authority
Revenue Bonds
5.000%, 06/15/44
(a)
325,000 324,749
Total Arizona 6,542,978
Arkansas 0.2%
Arkansas Development Finance Authority
Revenue Bonds
4.500%, 09/01/49
(a)
1,000,000 987,870
Colorado 5.2%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 100,023
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/27 160,000 166,408
5.000%, 12/01/29 555,000 580,914
5.000%, 11/15/30 2,700,000 2,877,195
5.000%, 12/01/30 150,000 160,190
5.000%, 11/15/32 950,000 1,035,048
5.000%, 11/15/37 1,000,000 1,069,865
City of Colorado Springs Co. Utilities
System Revenue
Series A-1
Revenue Bonds
5.000%, 11/15/30 850,000 893,568
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Colorado Health Facilities Authority
Revenue Bonds
5.000% 12/01/34, Series A 1,000,000 1,129,178
5.000% 08/01/35, Series A-1 500,000 527,382
5.000% 08/01/35, Series A-2 200,000 210,170
4.000% 08/01/37, Series A 370,000 370,516
4.000% 08/01/38, Series A-1 500,000 500,046
4.000% 11/15/38 830,000 833,111
4.000% 11/01/39, Series A 280,000 277,973
5.000% 11/01/39, Series A 180,000 189,370
5.000% 11/15/41, Series A 250,000 266,500
4.000% 11/15/43, Series A 790,000 743,822
4.000% 08/01/44, Series A-1 1,190,000 1,107,444
5.000% 08/01/44, Series A-2 1,200,000 1,237,076
5.000% 11/01/44, Series A 700,000 724,059
4.000% 11/15/46, Series A 715,000 659,199
4.000% 08/01/49, Series A 500,000 450,645
5.000% 11/15/57, Series A-2
(Mandatory Put 11/15/33) 1,000,000 1,119,397
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 97,843
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,065,606
5.000% 12/15/31, Series A 435,000 478,206
5.000% 12/15/33, Series A 1,000,000 1,094,239
4.000% 12/15/36, Series A 500,000 513,332
3.000% 12/15/37, Series A 250,000 231,611
4.000% 12/15/38, Series A 515,000 521,150
4.000% 03/15/46, Series S 1,000,000 948,542
Total Colorado 22,179,628
Connecticut 4.0%
Connecticut Housing Finance Authority
Series F-1
Revenue Bonds
4.200%, 11/15/39 1,000,000 1,011,244
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,930,000 2,029,445
5.000% 07/01/35, Series A 265,000 280,266
3.000% 07/01/39, Series A 345,000 290,781
5.000% 12/01/45 775,000 779,362
5.000% 09/01/46, Series A
(a)
500,000 484,202
State of Connecticut
5.000% 09/15/28, Series D 1,000,000 1,074,269
5.000% 09/15/30, Series D 650,000 720,007
5.000% 11/15/32, Series E 670,000 761,380
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 10/01/31, Series B 510,000 543,226
5.000% 05/01/33, Series A 465,000 516,290
5.000% 05/01/35, Series A 950,000 1,048,115
4.000% 05/01/36, Series A 745,000 768,433
4.000% 09/01/36, Series A 750,000 751,620
5.000% 11/01/36, Series D 750,000 828,411
4.000% 05/01/37, Series A 1,500,000 1,539,362
5.000% 10/01/37, Series B 1,000,000 1,052,104
4.000% 05/01/38, Series A 1,000,000 1,020,451

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 11/01/39, Series D 910,000 922,899
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 674,576
Total Connecticut 17,096,443
Delaware 0.6%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 592,518
5.000%, 10/01/40 715,000 749,734
5.000%, 10/01/45 1,205,000 1,243,879
Total Delaware 2,586,131
District of Columbia 1.6%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 484,603
4.000% 07/15/40 130,000 127,655
District of Columbia
5.000% 10/15/32, Series A 200,000 216,024
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 750,000 802,127
5.000% 10/01/30 200,000 206,926
5.000% 10/01/30, Series A 750,000 803,458
5.000% 10/01/32, Series A 350,000 376,398
5.250% 10/01/45, Series A 1,000,000 1,062,642
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 107,461
0.000% 10/01/37, Series A
(b)
2,500,000 1,356,193
Washington Metropolitan Area Transit
Authority
Revenue Bonds
5.000%, 07/01/32 1,000,000 1,040,602
Total District of Columbia 6,584,089
Florida 5.2%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 159,196
5.000%, 12/01/37 285,000 299,377
Brevard County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 04/01/42 1,500,000 1,582,170
Central Florida Expressway Authority
Series D
Revenue Bonds
5.000%, 07/01/34 645,000 714,939
City of Gainesville FL Utilities System
Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 385,000 400,743
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 1,014,433
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 174,572
4.000%, 07/01/39 500,000 498,256
County of Miami-Dade Fl Aviation Revenue,
Series A
Revenue Bonds
5.000%, 10/01/34 1,000,000 1,072,958
5.000%, 10/01/36 2,000,000 2,145,937
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,932,308
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 536,328
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 205,123
4.000% 06/01/36, Series A
(a)
400,000 362,548
4.000% 06/01/41, Series A
(a)
200,000 170,135
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
4.000%, 10/01/37 1,400,000 1,365,409
5.000%, 10/01/38 400,000 415,838
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 995,144
4.000%, 10/01/37 1,015,000 1,004,938
Martin County Health Facilities Authority
Series A
Revenue Bonds
4.000%, 01/01/46 500,000 456,023
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 920,585
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 202,528
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 468,852
Sarasota County Public Hospital District
Revenue Bonds
4.000%, 07/01/48 1,000,000 922,643
School District of Broward County
Revenue Bonds
5.000% 07/01/34, Series A 250,000 271,577
5.000% 07/01/35, Series B 1,000,000 1,107,835

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
4 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39, Series A 370,000 341,313
4.000% 05/01/48 1,000,000 915,065
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 152,630
5.000%, 10/01/34 1,000,000 1,015,980
Total Florida 21,825,383
Georgia 2.8%
Augusta Ga Water & Sewer Revenue
Series A
Revenue Bonds
5.000%, 10/01/34 1,010,000 1,166,415
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 464,397
City of Atlanta GA Airport Passenger
Facility Charge
Series D
Revenue Bonds
4.000%, 07/01/37 1,000,000 990,644
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/28 1,000,000 1,100,809
5.750%, 11/01/29 785,000 882,579
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 921,664
Gainesville & Hall County Hospital
Authority
Revenue Bonds
4.000%, 02/15/45 400,000 381,373
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,090,102
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 984,010
State of Georgia
5.000% 07/01/30, Series C 1,850,000 1,933,323
5.000% 07/01/32, Series A-1 545,000 611,810
5.000% 07/01/33, Series A 1,000,000 1,136,698
Total Georgia 11,663,824
Hawaii 0.3%
State of Hawaii
5.000% 10/01/27, Series FH 325,000 335,497
5.000% 01/01/31 875,000 921,136
Total Hawaii 1,256,633
Illinois 8.5%
Chicago Board of Education
0.000% 12/01/31, Series B-1
(b)
220,000 163,580
5.000% 12/01/34, Series A 1,000,000 1,026,382
5.000% 12/01/35, Series A 250,000 254,200
4.000% 12/01/36, Series B 1,200,000 1,122,491
5.000% 12/01/36, Series A 300,000 304,356
5.000% 12/01/37, Series A 600,000 607,254
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 12/01/38, Series A 1,800,000 1,817,918
5.250% 12/01/39, Series C 875,000 871,509
4.000% 12/01/41, Series B 1,000,000 896,367
5.000% 12/01/41, Series A 250,000 250,992
5.000% 12/01/42, Series A 200,000 198,425
4.000% 12/01/43, Series A 1,500,000 1,317,504
5.000% 12/01/46, Series H 1,000,000 975,176
5.000% 12/01/47, Series A 2,000,000 1,957,667
Chicago O'hare International Airport
Revenue Bonds
5.000% 01/01/30, Series D 1,000,000 1,087,771
5.000% 01/01/48, Series B 2,250,000 2,309,768
Chicago O'Hare International Airport
Series A
Revenue Bonds
4.000%, 01/01/36 195,000 198,053
City of Chicago
0.000% 01/01/31, Series C
(b)
320,000 246,417
4.000% 01/01/34, Series B 188,000 185,743
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 324,524
City of Chicago IL Waterworks Revenue
Revenue Bonds
5.000% 11/01/30 1,315,000 1,350,091
5.000% 11/01/32, Series B 500,000 551,267
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 483,190
Illinois Finance Authority
Revenue Bonds
5.000% 01/01/27 650,000 662,192
5.000% 07/01/30 710,000 787,816
4.000% 08/15/37, Series A 900,000 905,117
4.125% 08/15/37, Series C 840,000 806,435
3.000% 10/01/37, Series A 625,000 559,787
4.125% 11/15/37, Series A 235,000 228,237
3.000% 07/15/40, Series A 400,000 346,863
4.000% 08/15/41, Series A 600,000 587,478
5.500% 08/01/43, Series A
(a)
500,000 525,887
4.125% 05/15/47, Series A 1,000,000 922,339
Illinois Municipal Electric Agency
Series A
Revenue Bonds
4.000%, 02/01/35 1,000,000 991,188
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 943,966
5.000% 01/01/31, Series C 150,000 163,469
4.000% 12/01/31, Series A 320,000 322,393
5.000% 01/01/36, Series A 705,000 801,123
5.000% 01/01/37, Series A 1,000,000 1,130,814
5.000% 01/01/38, Series A 1,000,000 1,123,197
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/29
(b)
535,000 460,687
0.000% 12/15/29, Series A
(b)
160,000 135,452
0.000% 06/15/30
(b)
370,000 302,739
0.000% 06/15/30, Series A
(b)
415,000 344,993

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.000% 12/15/32, Series A
(b)
850,000 630,264
0.000% 06/15/36, Series A
(b)
1,540,000 981,281
0.000% 12/15/36, Series A
(b)
1,750,000 1,095,331
0.000% 12/15/41, Series B
(b)
280,000 135,036
5.000% 06/15/42, Series B 1,000,000 1,044,875
State of Illinois
Series A
4.000%, 03/01/39 200,000 195,819
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 245,098
Total Illinois 35,880,521
Indiana 0.1%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 125,548
Indiana Finance Authority
Series A
Revenue Bonds
3.000%, 11/01/30 150,000 143,859
Total Indiana 269,407
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
2.250% 01/01/32, Series D 150,000 134,983
5.000% 08/01/34, Series A 650,000 752,179
5.000% 05/15/43, Series A 160,000 160,652
4.000% 08/15/46, Series E 1,000,000 922,964
Total Iowa 1,970,778
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 656,051
Kentucky 0.5%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000%, 05/01/36 1,000,000 1,047,806
Louisville/Jefferson County Metropolitan
Government
Series A
Revenue Bonds
4.000%, 10/01/35 1,000,000 987,048
Total Kentucky 2,034,854
Louisiana 0.9%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 664,878
Louisiana Public Facilities Authority
Revenue Bonds
5.500%, 09/01/54 1,000,000 1,060,501
State of Louisiana, Series E
5.000%, 09/01/30 1,000,000 1,108,905
5.000%, 09/01/33 1,000,000 1,147,473
Total Louisiana 3,981,757
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maine 0.3%
Maine Governmental Facilities Authority
Series A
Revenue Bonds
4.000%, 10/01/37 660,000 666,996
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 790,000 748,150
Total Maine 1,415,146
Maryland 1.6%
County of Howard
Series B
5.000%, 02/15/28 225,000 234,012
County of Montgomery, Series A
4.000%, 08/01/27 250,000 257,274
5.000%, 08/01/30 300,000 332,957
Maryland Community Development
Administration
Series C
Revenue Bonds
2.200%, 09/01/36 350,000 276,790
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/42 650,000 625,549
5.500% 01/01/46, Series A 750,000 758,089
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 565,000 592,460
State of Maryland
5.000% 03/01/31, Series A 415,000 465,179
5.000% 03/15/31, Series 2 640,000 706,077
5.000% 08/01/31, Series 2 465,000 506,235
5.000% 03/15/32, Series 2 265,000 286,078
5.000% 03/01/33, Series A 250,000 278,625
State of Maryland Department of
Transportation
Series A
Revenue Bonds
5.250%, 08/01/44 1,400,000 1,503,877
Total Maryland 6,823,202
Massachusetts 1.6%
Commonwealth of Massachusetts
5.000% 09/01/27, Series A 1,000,000 1,057,053
5.000% 05/01/31, Series A 510,000 573,226
4.000% 11/01/32, Series E 1,000,000 1,021,871
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/36, Series I 150,000 152,805
5.000% 10/01/38 400,000 404,099
4.000% 07/01/40 200,000 171,035
5.000% 07/01/41, Series I 350,000 350,193
5.000% 07/01/43, Series J2 850,000 867,130
5.000% 07/01/44 530,000 537,730
5.000% 07/01/46 1,000,000 1,004,673

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
6 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Massachusetts Housing Finance Agency
Series B-2
Revenue Bonds
0.800%, 12/01/25 345,000 335,642
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 491,689
Total Massachusetts 6,967,146
Michigan 2.9%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 489,212
City of Detroit
5.000% 04/01/35 400,000 412,459
5.000% 04/01/46, Series A 725,000 744,510
Great Lakes Water Authority Water Supply
System Revenue, Series C
Revenue Bonds
5.000%, 07/01/31 1,565,000 1,603,310
5.250%, 07/01/33 1,075,000 1,103,134
Michigan Finance Authority
Revenue Bonds
4.000% 10/01/30, Series B 1,000,000 1,011,912
5.000% 07/01/33, Series C 1,000,000 1,006,956
3.125% 12/01/35, Series A 100,000 93,211
3.250% 11/15/42 150,000 122,228
4.000% 02/15/44, Series A 1,000,000 947,288
5.000% 11/01/44, Series A 1,400,000 1,408,447
Michigan State Housing Development
Authority
Series B
Revenue Bonds
4.500%, 12/01/38 1,000,000 1,023,640
State of Michigan Trunk Line Revenue
Revenue Bonds
5.000%, 11/15/46 2,000,000 2,153,487
Total Michigan 12,119,794
Minnesota 0.6%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 225,310
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 201,492
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 210,055
Minnesota Public Facilities Authority State
Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/33 665,000 763,011
Stillwater Independent School District No
834
Series A
4.000%, 02/01/43 1,000,000 996,193
Total Minnesota 2,396,061
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Mississippi 0.0%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 172,752
Missouri 1.5%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 05/15/42, Series A 950,000 918,970
4.000% 11/15/42 500,000 485,638
4.000% 07/01/46, Series A 1,600,000 1,495,229
Kansas City Industrial Development
Authority
Revenue Bonds
4.000%, 03/01/36 1,000,000 976,217
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 148,879
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 935,053
Missouri Joint Municipal Electric Utility
Commission
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 200,896
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 921,081
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 100,562
Total Missouri 6,182,525
Nebraska 0.4%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 616,726
4.100% 09/01/38, Series C 1,000,000 982,956
Total Nebraska 1,599,682
Nevada 0.2%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 1,002,292
New Jersey 9.7%
Cherry Hill Township School District
3.000%, 08/01/27 700,000 700,547
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 127,713
5.000% 06/15/30, Series B 210,000 224,109

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.125% 07/01/31, Series A 145,000 139,591
5.000% 11/01/33 1,565,000 1,685,696
4.000% 06/15/34, Series QQQ 350,000 359,518
4.000% 07/01/34, Series A 1,065,000 1,034,512
5.000% 11/01/35 400,000 428,422
5.000% 11/01/36, Series A 675,000 746,479
4.000% 06/15/37, Series QQQ 700,000 710,746
5.000% 06/15/37 1,000,000 1,067,714
4.000% 06/15/44 1,000,000 965,626
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 226,854
4.000% 07/01/35 370,000 373,562
5.000% 10/01/36 1,325,000 1,379,371
5.000% 10/01/37 1,105,000 1,148,650
4.000% 07/01/44 435,000 411,305
4.000% 07/01/45, Series A 1,000,000 970,585
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 489,685
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/27, Series A
(b)
300,000 272,327
5.000% 06/15/29, Series BB-1 245,000 261,757
0.000% 12/15/29, Series A
(b)
850,000 718,831
5.000% 06/15/30, Series A 835,000 853,496
0.000% 12/15/30, Series C
(b)
220,000 180,204
5.000% 06/15/31, Series A 470,000 521,832
5.000% 06/15/32, Series A 1,000,000 1,121,277
0.000% 12/15/32, Series A
(b)
1,540,000 1,152,470
0.000% 12/15/32, Series C
(b)
2,205,000 1,668,692
5.000% 12/15/32, Series A 2,215,000 2,354,679
5.000% 06/15/33, Series A 1,000,000 1,100,692
0.000% 12/15/33, Series C
(b)
705,000 514,250
5.000% 06/15/34, Series 2014 250,000 274,244
0.000% 12/15/34, Series A
(b)
945,000 646,172
0.000% 12/15/34, Series C
(b)
250,000 174,510
5.000% 12/15/34, Series A 1,075,000 1,138,466
4.000% 06/15/35, Series AA 400,000 407,374
5.000% 06/15/35, Series AA 2,000,000 2,226,308
0.000% 12/15/35, Series A
(b)
165,000 108,140
4.000% 06/15/36, Series A 850,000 868,466
4.000% 06/15/36, Series AA 1,510,000 1,532,705
5.000% 06/15/36, Series AA 945,000 1,041,707
4.000% 06/15/37, Series BB 250,000 251,392
5.000% 06/15/38, Series CC 500,000 563,176
0.000% 12/15/38, Series A
(b)
670,000 379,490
5.250% 06/15/39, Series A 1,000,000 1,139,278
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 535,000 562,365
5.000% 01/01/32, Series B 255,000 268,057
5.000% 01/01/32, Series E 1,000,000 1,051,219
4.000% 01/01/33, Series G 225,000 227,931
5.000% 01/01/33, Series B 750,000 786,468
4.000% 01/01/35, Series G 1,000,000 1,012,215
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 01/01/36, Series G 2,205,000 2,298,009
Total New Jersey 40,868,884
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 651,789
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 406,164
Total New Mexico 1,057,953
New York 17.1%
Brooklyn Arena Local Development Corp.,
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 130,936
5.000%, 07/15/42 1,000,000 1,014,240
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 155,228
City of New York
5.000% 08/01/28, Series 2008
J-5 820,000 879,108
5.000% 08/01/28, Series A-1 455,000 487,797
5.000% 08/01/28, Series C 420,000 437,131
5.000% 08/01/30, Series 1 605,000 632,423
5.000% 04/01/31 1,065,000 1,147,855
5.000% 08/01/32, Series C-1 1,130,000 1,243,508
City of New York NY
Series B-1
5.000%, 11/01/31 800,000 885,808
Dutchess County Local Development Corp.
Revenue Bonds
3.000% 07/01/36, Series B 320,000 277,172
5.000% 07/01/45, Series A 500,000 505,328
Long Island Power Authority
Revenue Bonds
5.000% 09/01/34 1,860,000 1,960,059
5.000% 09/01/35 1,200,000 1,274,063
4.000% 09/01/37, Series A 1,000,000 1,033,882
5.000% 09/01/37, Series A 250,000 273,458
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/31, Series C-1 560,000 589,606
5.000% 11/15/31, Series D-1 705,000 713,230
5.000% 11/15/32, Series D 1,590,000 1,670,582
4.000% 11/15/35, Series C-1 850,000 853,236
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 240,000 235,262
2.000% 11/01/35, Series D-1B 370,000 294,942
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27 1,000,000 1,055,207
5.000% 06/15/28, Series BB-2 1,530,000 1,633,422
5.000% 06/15/28, Series CC-2 880,000 914,591
5.000% 06/15/28, Series EE 775,000 834,163
5.000% 06/15/29, Series AA-2 230,000 252,375
5.000% 06/15/30, Series AA-2 335,000 373,602

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
8 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/30, Series EE 630,000 702,595
5.000% 06/15/30, Series GG-1 505,000 563,044
5.000% 06/15/31, Series DD 1,605,000 1,814,076
5.000% 06/15/33, Series CC-2 1,000,000 1,156,109
5.000% 06/15/33, Series DD 755,000 846,956
5.000% 06/15/34, Series FF 750,000 797,295
5.000% 06/15/47, Series DD 1,000,000 1,016,244
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 640,790
2.400%, 11/15/35 350,000 289,213
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 317,076
New York State Dormitory Authority
Revenue Bonds
5.000% 10/01/30, Series A 340,000 348,933
3.000% 10/01/31, Series A 785,000 754,856
2.000% 07/01/33, Series 1 1,060,000 923,807
5.000% 07/01/33, Series A 275,000 297,585
5.000% 10/01/33, Series A 1,490,000 1,546,661
4.000% 10/01/34, Series A 300,000 307,488
5.000% 10/01/34, Series A 2,115,000 2,255,431
4.000% 07/01/35, Series A 1,650,000 1,664,111
5.000% 10/01/35, Series A 870,000 949,739
5.000% 05/01/38, Series A 750,000 819,752
4.000% 07/01/38 500,000 508,684
5.000% 10/01/38, Series A 1,225,000 1,354,069
5.500% 11/01/47 500,000 535,281
5.250% 03/15/48, Series A 1,000,000 1,094,521
New York State Environmental Facilities
Corp., Series A
Revenue Bonds
5.000%, 06/15/27 250,000 263,219
5.000%, 06/15/32 660,000 689,155
New York State Housing Finance Agency
Series J-2 (Mandatory Put 05/01/27)
Revenue Bonds
1.100%, 11/01/61 1,335,000 1,258,721
New York State Thruway Authority
Revenue Bonds
4.000% 01/01/36, Series O 250,000 259,553
4.000% 01/01/38, Series B 150,000 152,321
4.000% 01/01/41, Series O 1,000,000 1,011,664
New York Transportation Development
Corp.
Revenue Bonds
3.000% 08/01/31 250,000 234,281
5.000% 12/01/31 1,000,000 1,069,662
5.000% 12/01/32 1,015,000 1,087,591
5.000% 12/01/32, Series A 180,000 189,313
5.000% 01/01/34 175,000 179,144
5.000% 12/01/34 400,000 424,705
5.000% 10/01/35 1,155,000 1,205,876
5.375% 08/01/36 1,000,000 1,039,538
5.000% 12/01/36, Series A 425,000 442,456
5.625% 04/01/40 1,000,000 1,065,417
5.000% 10/01/40 1,000,000 1,028,510
4.000% 12/01/42, Series C 160,000 153,458
4.375% 10/01/45 2,750,000 2,646,804
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 280,441
Port Authority of New York & New Jersey
Revenue Bonds
4.000% 03/15/30, Series 207 300,000 301,459
5.000% 07/15/31, Series 209 300,000 319,862
5.000% 09/15/31, Series 207 500,000 517,985
5.000% 11/15/32 500,000 525,608
5.000% 11/15/33, Series 205 835,000 876,423
5.000% 07/15/34, Series 238 2,045,000 2,225,846
5.000% 07/15/35, Series 222 870,000 954,821
5.000% 07/15/36 1,180,000 1,279,545
4.000% 07/15/38, Series 222 1,000,000 1,021,703
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 657,512
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 486,635
1.900% 10/01/31, Series 233 250,000 216,886
2.400% 10/01/34, Series 220 140,000 119,639
2.650% 10/01/34, Series 223 250,000 220,261
2.200% 10/01/36, Series 239 560,000 442,596
Triborough Bridge & Tunnel Authority,
Series B
Revenue Bonds
5.000%, 11/15/31 1,370,000 1,507,229
0.000%, 11/15/32
(b)
220,000 167,710
5.000%, 11/15/36 1,000,000 1,036,880
5.000%, 11/15/38 1,500,000 1,548,978
Total New York 72,371,937
North Carolina 0.8%
City of Charlotte Nc Water & Sewer System
Revenue
Series A
Revenue Bonds
5.000%, 07/01/31 805,000 907,916
North Carolina Housing Finance Agency
Revenue Bonds
3.850% 07/01/37, Series B 1,000,000 950,041
3.950% 07/01/38, Series A 515,000 489,747
State of North Carolina
Revenue Bonds
5.000%, 03/01/33 890,000 949,107
Total North Carolina 3,296,811
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 831,163
Ohio 3.1%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 242,887

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 896,992
5.000% 02/15/35, Series B 1,000,000 1,074,389
4.000% 02/15/36, Series A 385,000 391,354
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 613,532
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 196,670
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 62,309
Ohio Turnpike & Infrastructure
Commission, Series A-4
Revenue Bonds
5.700%, 02/15/34 285,000 325,550
5.750%, 02/15/35 150,000 171,515
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,545,000 1,670,176
5.000% 12/01/29 1,050,000 1,147,664
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28, Series A 2,000,000 2,091,424
5.000% 12/01/33 2,235,000 2,574,605
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 135,014
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 125,739
3.250% 01/01/37, Series A 140,000 128,525
4.000% 01/01/40, Series B 600,000 596,427
4.000% 01/01/46, Series B 575,000 550,615
State of Ohio
5.000% 09/15/28, Series B 195,000 209,778
Total Ohio 13,205,165
Oklahoma 0.2%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30 200,000 206,481
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 504,775
Total Oklahoma 711,256
Oregon 0.5%
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 724,267
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 993,523
Salem Hospital Facility Authority
Series A
Revenue Bonds
4.000%, 05/15/41 240,000 227,788
Total Oregon 1,945,578
Pennsylvania 6.0%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 826,477
4.000% 07/15/39, Series A 1,000,000 990,472
4.000% 04/01/44, Series A 680,000 621,727
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 998,854
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 150,028
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 87,144
4.000% 09/01/41, Series A 440,000 435,136
Commonwealth of Pennsylvania
4.000%, 09/15/31 505,000 510,785
County of Lehigh
Series A
Revenue Bonds
4.000%, 07/01/35 3,000,000 2,957,808
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 932,354
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 10,000 10,622
5.500% 08/01/28, Series A 885,000 953,296
5.750% 07/01/32 100,000 114,442
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 101,468
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 314,716
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/29 1,375,000 1,397,950
5.000%, 12/31/32 1,000,000 1,047,183
3.125%, 03/15/36 905,000 834,473
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000% 08/15/42 915,000 916,813
4.000% 08/15/44 500,000 486,316

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
10 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.250% 11/01/48, Series B-1 500,000 485,640
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 478,049
3.650% 10/01/32, Series 122 135,000 134,926
3.550% 10/01/33, Series 127B 360,000 344,645
2.070% 10/01/36, Series 136 100,000 78,764
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B-2 320,000 333,513
5.000% 12/01/33 475,000 538,956
5.000% 06/01/36, Series B 1,000,000 1,017,670
4.000% 12/01/43, Series A 1,500,000 1,466,706
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 313,860
4.000% 05/01/42 1,000,000 671,076
5.000% 09/01/42, Series A 200,000 202,410
4.000% 07/01/49, Series A 1,000,000 939,081
Pittsburgh Water & Sewer Authority, Series
B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,171,864
5.000%, 09/01/33 1,130,000 1,284,906
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,467,046
Total Pennsylvania 25,617,176
Rhode Island 0.3%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 884,168
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 402,761
Total Rhode Island 1,286,929
South Carolina 1.8%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 103,277
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 11/01/34, Series A 500,000 565,696
5.000% 05/01/43, Series A 650,000 662,375
4.000% 12/01/44, Series A 950,000 915,373
4.250% 02/01/48 1,000,000 972,731
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31, Series A 950,000 968,478
5.000% 12/01/33, Series A 1,125,000 1,143,834
5.000% 12/01/37, Series B 930,000 945,318
4.125% 12/01/44, Series B 1,000,000 972,467
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina Transportation
Infrastructure Bank
Series B
Revenue Bonds
5.000%, 10/01/29 495,000 540,386
Total South Carolina 7,789,935
South Dakota 0.1%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
4.000%, 07/01/37 150,000 149,428
South Dakota Housing Development
Authority
Series B
Revenue Bonds
3.400%, 11/01/32 355,000 354,719
Total South Dakota 504,147
Tennessee 0.6%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 105,178
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,098,643
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,509,926
Total Tennessee 2,713,747
Texas 10.9%
Arlington Higher Education Finance Corp.
Revenue Bonds
4.500%, 06/15/44
(a)
300,000 280,669
4.750%, 06/15/49
(a)
250,000 238,464
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 249,622
Central Texas Turnpike System, Series C
Revenue Bonds
5.000%, 08/15/35 1,335,000 1,519,088
5.000%, 08/15/38 1,000,000 1,116,390
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,546,172
5.000%, 11/15/33 1,000,000 1,137,095
City of Dallas Tx
Series B
5.000%, 02/15/32 1,000,000 1,125,072
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 269,541

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Houston Tx Airport System Revenue
Series B
Revenue Bonds
5.500%, 07/15/37 500,000 537,488
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 500,237
5.000% 07/01/31, Series A 1,490,000 1,607,930
5.000% 07/01/32, Series A 1,000,000 1,079,279
4.000% 07/15/41, Series B-1 1,450,000 1,360,244
4.500% 07/01/53, Series A 1,000,000 976,364
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 717,453
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
3.200% 02/01/30 1,000,000 986,206
4.000% 02/01/32, Series B 1,000,000 1,054,382
4.000% 02/01/36 750,000 748,804
5.000% 02/01/36 1,130,000 1,214,246
Clear Creek Independent School District,
Series A
5.000%, 02/15/32 1,000,000 1,126,966
5.000%, 02/15/33 1,000,000 1,138,406
County of Travis Tx
Series A
5.000%, 03/01/32 635,000 681,466
County of Williamson
5.000%, 02/15/27 1,500,000 1,563,967
Cypress-Fairbanks Independent School
District
Series A
3.000%, 02/15/33 1,000,000 949,663
Dallas College
5.000%, 02/15/33 1,455,000 1,508,268
Dallas County Hospital District
5.000%, 08/15/30 280,000 296,520
Dallas Fort Worth International Airport
Revenue Bonds
4.000% 11/01/34 1,255,000 1,295,400
4.000% 11/01/35, Series A 1,350,000 1,388,178
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 386,688
5.000%, 05/15/35 350,000 371,213
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 115,796
4.000% 08/15/40, Series A 225,000 219,818
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/30, Series D
(b)
500,000 424,609
5.000% 01/01/31, Series A 850,000 863,051
0.000% 01/01/34, Series D
(b)
410,000 295,600
4.000% 01/01/37, Series A 465,000 465,211
4.125% 01/01/40, Series A 1,000,000 987,190
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 105,000 105,030
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 992,937
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 942,370
Round Rock Independent School District
Series A
4.000%, 08/01/32 535,000 552,075
San Antonio Water System
Series A
Revenue Bonds
5.000%, 05/15/31 840,000 858,271
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
4.000% 11/15/35, Series A 1,000,000 999,027
5.000% 05/15/37 100,000 99,323
4.000% 10/01/47 485,000 456,484
Texas Private Activity Bond Surface
Transportation Corp., Series A
Revenue Bonds
4.000%, 12/31/38 1,530,000 1,515,117
Texas Water Development Board
Revenue Bonds
5.000% 04/15/29, Series B 500,000 535,710
5.000% 08/01/30 750,000 826,830
5.000% 10/15/31, Series A 415,000 435,223
5.000% 04/15/32 260,000 282,911
5.000% 08/01/32 500,000 548,470
4.000% 10/15/33, Series A 805,000 816,472
4.000% 10/15/33, Series B 1,000,000 1,025,408
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 784,663
5.000%, 08/01/30 550,000 595,990
3.000%, 08/01/31 1,415,000 1,378,381
Total Texas 46,093,448
Utah 1.3%
City of Salt Lake City Ut Airport Revenue
Series A
Revenue Bonds
5.250%, 07/01/39 1,060,000 1,145,776
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 103,870
5.000%, 07/01/35 500,000 510,859
5.000%, 07/01/37 1,515,000 1,535,675
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 547,165
5.000%, 07/01/35 1,200,000 1,304,591

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2025 (Unaudited)
12 Columbia Multi-Sector Municipal Income ETF | 2025
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Utah Charter School Finance Authority
Revenue Bonds
5.000%, 06/15/40
(a)
500,000 484,141
Total Utah 5,632,077
Virginia 0.3%
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 246,734
4.000%, 01/01/38 1,000,000 978,556
Total Virginia 1,225,290
Washington 1.6%
County of King
4.000%, 07/01/30 250,000 254,441
County of King Wa Sewer Revenue
Series A
Revenue Bonds
5.000%, 01/01/34 1,225,000 1,410,793
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 206,655
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,046,047
5.000% 08/01/30, Series
R-2018C 555,000 580,315
5.000% 08/01/31, Series A-1 1,000,000 1,123,299
5.000% 08/01/31, Series
R-2018C 750,000 783,809
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 155,947
5.000% 08/15/45, Series A 425,000 425,040
5.000% 09/01/45 300,000 309,640
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 211,436
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 98,206
Total Washington 6,605,628
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wisconsin 2.1%
Public Finance Authority
Revenue Bonds
3.375% 10/01/39, Series A 455,000 393,288
4.000% 01/01/45, Series A 200,000 183,693
4.750% 07/01/45
(a)
500,000 467,893
State of Wisconsin
5.000% 11/01/28, Series 3 655,000 683,535
5.000% 11/01/29, Series 2 1,000,000 1,023,632
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 183,854
4.000% 04/01/39, Series A 1,450,000 1,416,012
4.000% 08/15/41 1,000,000 983,963
3.500% 02/15/46, Series A 690,000 527,390
4.000% 08/15/47 1,200,000 1,102,139
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,319,529
4.375%, 09/01/38 575,000 582,004
Total Wisconsin 8,866,932
Wyoming 0.2%
County of Campbell Wy
Series A
Revenue Bonds
3.625%, 07/15/39 1,000,000 899,691
Total Municipal Bonds
(Cost $422,678,543) 417,964,898
Money Market Funds 0.3%
Shares Value ($)
Blackrock Liquid MuniCash
Institutional 1.989%
(c )
1,102,564 1,102,674
Total Money Market Funds
(Cost $1,102,674) 1,102,674
Total Investments in Securities
(Cost $423,781,217) 419,067,572
Other Assets & Liabilities, Net 4,232,795
Net Assets 423,300,367
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $7,643,080, which represents 1.81% of total net assets.
(b) Zero coupon bond.
(c) The rate shown is the seven-day current annualized yield at January 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT303_10_R01_(03/25)
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